FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Financial assets at fair value through profit or loss - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value	$ 60,959	$ 1,250
Investment A
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value	1,000	1,000
Investment B
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value	1,000	$ 250
Investment C
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value	10,000
Investment D - investment in a limited partnership set up by Matrixport Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value	16,348
Investment E
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value	1,500
Investment in unlisted debt instrument
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value	$ 31,111